Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures (Fair Value of Financial Instruments Other Than Derivatives) (Details) - USD ($) $ in Thousands				3 Months Ended
	Aug. 05, 2014	Mar. 29, 2010	Mar. 07, 2003	Mar. 31, 2016		Dec. 31, 2015		Mar. 31, 2015	[3]	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents				$ 416,581	[1]	$ 522,408	[1],[2]			$ 512,404	[2]
Restricted cash				5,587		10,583				53,085
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents				416,581	[1]	522,408	[1],[2]			512,404	[2]
8.125% Notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (118,518)		(121,046)				(294,300)
Debt instrument, maturity date		Mar. 30, 2018		Mar. 30, 2018
8.125% Notes due 2018 [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (118,518)		(121,046)				(294,300)
7.50% Notes due 2024 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (415)		(745)				(626)
Debt instrument, maturity date			Feb. 15, 2024	Feb. 15, 2024
7.50% Notes due 2024 [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (415)		(745)				(626)
7.50% Election 1 Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure										(5,511)
7.50% Election 1 Notes due 2021 [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure										(5,511)
7.50% Election 2 Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (320)		(328)				(131,773)
Debt instrument, maturity date				Feb. 15, 2021
7.50% Election 2 Notes due 2021 [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure				$ (320)		(328)				(131,773)
OBS Term Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure				$ (468,003)		(571,682)				(589,863)
Debt instrument, maturity date	Aug. 05, 2019			Aug. 05, 2019
OBS Term Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure				$ (468,003)		(571,682)				(589,863)
OIN Term Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure				$ (532,003)		(601,928)				(618,981)
Debt instrument, maturity date	Aug. 05, 2019			Aug. 05, 2019
OIN Term Loan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans Payable, Fair Value Disclosure				$ (532,003)		(601,928)				(618,981)
Corporate, Non-Segment [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash				$ 14,576	[3]	$ 19,572	[4]	$ 118,010		$ 123,178	[4]

[1]	Includes current and non-current restricted cash aggregating $14,576 and $19,572 at March 31, 2016 and December 31, 2015, respectively.
[2]	Includes current and non-current restricted cash aggregating $19,572 and $123,178 at December 31, 2015 and 2014, respectively.
[3]	(1) As of March 31, 2016 and 2015, OBS and its subsidiaries had unrestricted cash balances of $134,044 and $124,968, respectively, and OIN and its subsidiaries had unrestricted cash balances of $239,420 and $246,413, respectively. Of the restricted cash balances, $8,989 and $77,999 were held by OIN as of March 31, 2016 and 2015, respectively. The remaining balances were held by the Parent Company, OSG.
[4]	As of December 31, 2015 and 2014, OBS and its subsidiaries had unrestricted cash balances of $178,583 and $93,523, respectively, and OIN and its subsidiaries had unrestricted cash balances of $308,858 and $178,240, respectively. Of the restricted cash balances, $8,989 and $70,093 were held by OIN as of December 31, 2015 and 2014, respectively. The remaining balances were held by the Parent Company, OSG.